Consolidated Balance Sheets (FY) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and due from banks	$ 66,243,037	$ 64,097,287		$ 34,290,617
Interest-bearing deposits at other financial institutions	101,992,073	41,965,597		34,457,691
Federal funds sold	2,000,000	6,964,000		0
Total cash and cash equivalents	170,235,110	113,026,884	$ 82,835,426	68,748,308	$ 79,964,633
Securities available for sale	156,577,182	151,944,567		129,421,914
Restricted investments, at cost	8,272,600	6,430,700		5,627,950
Loans, net of allowance for loan losses of $5,860,291 in 2017 and $5,105,255 in 2016	1,568,360,556	1,317,397,909		808,271,003
Bank premises and equipment, net	52,202,992	43,000,249		30,535,594
Foreclosed assets	3,524,239	3,254,392		2,386,239
Goodwill and core deposit intangible, net	68,449,478	50,836,840		6,635,655
Cash surrender value of life insurance	21,944,300	21,646,894		1,320,723
Other assets	12,665,515	13,232,247		9,508,899
Total assets	2,062,231,972	1,720,770,682		1,062,456,285
Deposits:
Noninterest-bearing demand deposits	301,317,854	220,520,287		153,482,650
Interest-bearing demand deposits	246,942,432	231,643,508		162,702,457
Money market and savings deposits	632,518,003	543,644,830		274,604,724
Time deposits	535,879,278	442,774,094		316,275,340
Total deposits	1,716,657,567	1,438,582,719		907,065,171
Securities sold under agreement to repurchase	18,635,215	24,054,730		26,621,984
Federal Home Loan Bank advances and other borrowings	72,040,028	43,600,000		18,505,390
Accrued expenses and other liabilities	7,412,585	8,681,393		5,023,600
Total liabilities	1,814,745,395	1,514,918,842		957,216,145
Stockholders' equity:
Preferred stock - $1 par value; 2,000,000 shares authorized; None issued and outstanding as of December 31, 2017; 12,000 issued and outstanding in 2016	0	0		12,000
Common stock - $1 par value; 40,000,000 shares authorized; 11,152,561 and 5,896,033 shares issued and outstanding in 2017 and 2016, respectively	12,704,581	11,152,561		5,896,033
Additional paid-in capital	208,512,862	174,008,753		83,463,051
Retained earnings	29,234,901	21,888,575		16,871,296
Accumulated other comprehensive loss	(2,965,767)	(1,198,049)		(1,002,240)
Total stockholders' equity	247,486,577	205,851,840	$ 134,734,011	105,240,140	$ 100,176,859
Total liabilities and shareholders' equity	$ 2,062,231,972	$ 1,720,770,682		$ 1,062,456,285